Other Assets (Details) - Schedule of other assets - Other assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Assets (Details) - Schedule of other assets [Line Items]
Accrued interest income	$ 4,924	$ 4,213
Prepaid expenses	1,746	1,978
Refundable deposits	123	121
Employees receivables	4	7
Funds held in trust accounts	2,818	2,103
Income tax receivables	130	120
Trade receivables	9	13
Investments proceeds receivables		894
Others	188	113
Total other assets	$ 9,942	$ 9,562